Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current
Stockpile	$10,396	$5,463
Work in progress	14,420	1,762
Finished goods	62,230	62,546
Materials and supplies	51,774	48,703
	138,820	118,474
Non-current
Stockpile	14,626	14,730
Materials and supplies	4,829	4,746
	19,455	19,476
	$158,275	$137,950